Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used for Foreign Currency Translation	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
HKD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	0.078312	0.0785	0.078015
Average Rates	0.078348	0.078329	0.078306
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	0.072755	0.071159	0.068972
Average Rates	0.070272	0.065981	0.06729
TWD [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	0.322775	0.317917	0.3073
Average Rates	0.30922	0.292478	0.297963